Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories
5. INVENTORIES
The components of inventories are as follows:

	December 31
	2021	2022
	US$	US$
Finished goods	39,896	98,307
Work in process	56,146	111,530
Raw materials	67,062	78,127

	163,104	287,964

The Company wrote down US$6,883 thousand, US$5,689 thousand and US$15,833 thousand in 2020, 2021 and 2022, respectively, for obsolete or unmarketable inventory.